Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	100 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Without Sales Load [Member] | C000198375
Average Annual Return [Line Items]
Average Annual Return, Percent	2.61%	5.86%	11.71%
Without Sales Load [Member] | C000198380
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%	13.38%	19.39%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%	11.74%	14.03%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%	11.74%	14.03%